CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents (Note 2)	$ 518	$ 480
Restricted cash	119	107
Accounts receivable and other (Note 9)	6,517	7,053
Accounts receivable from affiliates	79	47
Inventory (Note 10)	1,339	1,528
Total Current assets	8,572	9,215
Property, plant and equipment, net (Note 11)	94,540	90,711
Long-term investments (Note 13)	16,707	16,644
Restricted long-term investments (Note 14)	323	267
Deferred amounts and other assets	8,558	6,442
Intangible assets, net (Note 15)	2,372	3,267
Goodwill (Note 16)	34,459	34,457
Deferred income taxes (Note 25)	1,374	1,090
Total assets	166,905	162,093
Current liabilities
Short-term borrowings (Note 18)	1,024	1,444
Accounts payable and other (Note 17)	9,836	9,478
Accounts payable to affiliates	40	157
Interest payable	669	634
Environmental liabilities	27	40
Current portion of long-term debt (Note 18)	3,259	2,871
Total Current liabilities	14,855	14,624
Long-term debt (Note 18)	60,327	60,865
Other long-term liabilities	8,834	7,510
Deferred income taxes (Note 25)	9,454	9,295
Total Liabilities	93,470	92,294
Commitments and contingencies (Note 29)
Redeemable noncontrolling interests (Note 20)	0	4,067
Share capital (Note 21)
Preference shares	7,747	7,747
Common shares (1,695 and 943 outstanding at December 31, 2017 and December 31,2016, respectively)	64,677	50,737
Additional paid-in capital	0	3,194
Deficit	(5,538)	(2,468)
Accumulated other comprehensive income/(loss) (Note 23)	2,672	(973)
Reciprocal shareholding	(88)	(102)
Total Enbridge Inc. shareholders’ equity	69,470	58,135
Noncontrolling interests (Note 20)	3,965	7,597
Total Equity	73,435	65,732
Total liabilities and equity	$ 166,905	$ 162,093